Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

11.     Stock-Based Compensation

Stock Options

The Company’s 2017 Equity Incentive Plan (the “2017 Plan”) provides for the Company to grant stock options to employees, directors and consultants of the Company.

The total number of stock options that may be issued under the 2017 Plan was 42,079,496 as of March 31, 2021, and 18,861,114 shares remain available for future grant under the 2017 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2017 Plan.

The 2017 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vest over a three or four year period.

Stock Option Valuation

The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model which takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally required judgement to determine.

•        The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee options is equal to the contractual term.

•        The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

•        The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

•        The expected dividend yield is 0% because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.

•        As the Company’s common stock has not been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three months ended March 31, 2021:

Three Months Ended March 31, 2021
Risk-free interest rate	1.05%
Expected term (in years)	6.0
Expected volatility	76.0%
Expected dividend yield	—%

The weighted average grant-date fair value per share of stock options granted during the three months ended March 31, 2021 was $3.47.

The following table summarizes option activity under the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at January 1, 2021	22,336,005	$1.24	7.3	$100,633
Granted	511,102	7.84
Exercised	—	—
Forfeited	(31,464)	2.65
Outstanding at March 31, 2021	22,815,643	$1.39	7.1	$126,186
Vested and expected to vest March 31, 2021	22,815,643	$1.39	7.1	$126,186
Exercisable at March 31, 2021	17,634,733	$0.89	6.6	$105,904

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

In August 2020, the Celularity board of directors (“Celularity Board”) authorized the grant to each of its non-employee directors the option to purchase 350,000 shares at an exercise price of the then-current fair market value of Celularity’s common stock, the grant of which was subject to the completion of a 409A valuation (the “Director Awards”). In March 2021, the Celularity Board received the completed 409A valuation of Celularity’s common stock as of June 30, 2020 from Celularity’s independent third-party 409A valuation provider, which had started the valuation process in June of 2020 but was not finalized until December 2020 as Celularity devoted its resources to negotiating and finalizing the business combination with GX Acquisition Corp., and granted these previously authorized Director Awards as “other awards” under the 2017 Equity Incentive Plan at an exercise price of $2.94 per share, which was determined to be the fair market value of Celularity’s common stock as of June 30, 2020 pursuant to such valuations. The Director Awards will be fully vested at the grant date, which is expected to occur in the second quarter of 2021 based on the date notice of the grant is provided to the non-employee directors. The Director Awards are only exercisable upon the earlier of (i) the 90-day period following the second anniversary of the grant date and (ii) a change in control of Celularity (as defined in the 2017 Equity Incentive Plan), and will expire to the extent not exercised at such time. The Director Awards will remain outstanding if the director leaves the Celularity Board through the earlier of such events. The business combination with GX Acquisition Corp. is not a “change in control” for purposes of the 2017 Equity Incentive Plan and the Director Awards.

During the three months ended March 31, 2021, there were no stock options exercised.

Stock-Based Compensation Expense

The company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$16	$24
Research and development	347	176
Selling, general and administrative	646	628
	$1,009	$828

As of March 31, 2021, unrecognized compensation cost for options issued was $8,433, and will be recognized over an estimated weighted-average amortization period of 2.7 years.

12.     Stock-Based Compensation

Stock Options

The Company’s 2017 Equity Incentive Plan (the “2017 Plan”) provides for the Company to grant stock options to employees, directors and consultants of the Company.

The total number of stock options that may be issued under the 2017 Plan was 42,079,496 as of December 31, 2020, and 19,340,752 shares remain available for future grant under the 2017 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2017 Plan.

The 2017 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vest over a three or four year period.

Stock Option Valuation

The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model which takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally required judgement to determine.

•        The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee options is equal to the contractual term.

•        The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

•        The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

•        The expected dividend yield is 0% because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.

•        As the Company’s common stock has not been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	1.0%	2.2%
Expected term (in years)	6.0	6.0
Expected volatility	67.8%	64.0%
Expected dividend yield	—%	—%

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2020 and 2019 was $1.72 and $1.77, respectively.

The following table summarizes option activity under the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at December 31, 2018	21,104,193	$0.97	8.7	$42,316
Granted	128,909	2.98
Exercised	(137,044)	0.56
Forfeited	(2,940,604)	2.50
Balance at December 31,2019	18,155,454	$0.75	7.6	$40,572
Granted	6,065,714	2.84
Exercised	(140,996)	2.98
Forfeited	(1,744,167)	1.67
Outstanding at December 31, 2020	22,336,005	$1.24	7.3	$100,633
Vested and expected to vest December 31, 2020	22,336,005	$1.24	7.3	$100,633
Exercisable at December 31, 2020	16,153,180	$0.79	6.7	$80,155

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

During the years ended December 31, 2020 and 2019, the aggregate intrinsic value was $671 and $332 for the stock options exercised, respectively.

Stock-Based Compensation Expense

The company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2020	2019
Cost of goods sold	$70	$29
Research and development	1,384	670
Selling, general and administrative	2,917	2,969
	$4,371	$3,668

As of December 31, 2020, unrecognized compensation cost for options issued was $7,693, and will be recognized over an estimated weighted-average amortization period of 2.7 years.